Subsequent Event (Details Narrative) - USD ($) $ in Thousands			6 Months Ended
	Feb. 12, 2018	Jan. 24, 2018	Jun. 30, 2018
Subsequent Event [Line Items]
Number of shares issued			2,500,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued		2,225,000
Value of shares issued		$ 2,225
Subsequent Event [Member] | Amended and Restated Separation Agreement [Membe]r
Subsequent Event [Line Items]
Number of shares issued	271,000
Periodic payment	$ 123
Payment terms	11 installments as follows: the first 6 installments of $10 each, and the following five installments of $12.5 each. The first payment was made on February 15, 2018, and subsequent payments are to be made on or before the 15th day of each succeeding month, with the final installment to be paid on or before December 15, 2018.
Insurance reimbursements	$ 3